STATEMENT OF OPERATIONS	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
OPERATING EXPENSES
General and administrative	$ 832,564
Total expenses	(832,564)
OTHER INCOME
Income on investments held in Trust Account and other interest	3,001
Total other income	3,001
NET LOSS	$ (829,563)
Redeemable Ordinary Shares
OTHER INCOME
Basic weighted average shares outstanding of ordinary shares | shares	4,284,703
Diluted weighted average shares outstanding of ordinary shares | shares	4,284,703
Basic net loss per share | $ / shares	$ (0.11)
Diluted net loss per share | $ / shares	$ (0.11)
Non-redeemable Ordinary Shares
OTHER INCOME
Basic weighted average shares outstanding of ordinary shares | shares	3,171,069
Diluted weighted average shares outstanding of ordinary shares | shares	3,171,069
Basic net loss per share | $ / shares	$ (0.11)
Diluted net loss per share | $ / shares	$ (0.11)